Note 2 - Basis of Preparation (Details Textual)	Dec. 31, 2024	Dec. 31, 2023
United States of America, Dollars
Statement Line Items [Line Items]
Closing foreign exchange rate	6.1923	4.8413
Brazil, Brazil Real
Statement Line Items [Line Items]
Closing foreign exchange rate	4.3047	3.6522